Summary of Significant Accounting Policies - Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ (365,796)	$ 209,846	$ 323,309
Controlling Interest	(163,276)	(123,182)	82,151
Net income	(529,072)	86,664	405,460
Public Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(365,796)	209,846	323,309
Public Subsidiaries | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	8,208	29,372	30,538
Public Subsidiaries | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	46,786	72,132	240,453
Public Subsidiaries | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(468,598)	61,849	24,266
Public Subsidiaries | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	50,318	48,554	28,609
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(337,272)	53,226	58,542
Controlling Interest	340,014	(8,751)	31,501
Net income	2,742	44,475	90,043
Teekay Offshore | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	8,262	11,858	13,911
Teekay Offshore | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	16,312	41,688	119,971
Controlling Interest	5,981	18,378	70,414
Teekay Offshore | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(398,185)	(46,155)	(103,949)
Controlling Interest	334,033	(27,129)	(38,913)
Teekay Offshore | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	36,339	45,835	28,609
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	2,879	111,222	135,599
Controlling Interest	(3,968)	46,743	81,911
Net income	(1,089)	157,965	217,510
Teekay LNG | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(54)	17,514	16,627
Teekay LNG | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	30,474	30,444	120,482
Controlling Interest	15,027	15,026	82,791
Teekay LNG | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(41,520)	60,545	(1,510)
Controlling Interest	(18,995)	31,717	(880)
Teekay LNG | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	13,979	2,719
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(28,893)	47,459	129,725
Controlling Interest	(30,434)	15,396	47,202
Net income	(59,327)	62,855	176,927
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(28,893)	47,459	129,725
Controlling Interest	(30,434)	15,396	47,202
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ (2,510)	$ (2,061)	$ (557)